UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2527

DWS Money Funds

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 04/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                              as of April 30, 2006 (Unaudited)

DWS Government & Agency Money Fund

(formerly Scudder Government & Agency Securities Portfolio)

	Principal Amount ($)	Value ($)

Agencies Not Backed by the Full Faith and Credit of the US Government 22.2%
Federal Home Loan Bank, 3.25%, 7/21/2006	5,000,000	4,991,942
Federal Home Loan Mortgage Corp.:
3.83%, 6/20/2006	7,500,000	7,500,000
4.75%, 2/6/2007	4,000,000	4,000,000
4.875% *, 7/6/2007	20,000,000	19,990,751
4.92%, 2/28/2007	6,000,000	6,000,000
5.325%, 5/3/2007	5,000,000	5,000,000
5.35%, 5/25/2007	13,000,000	13,000,000
Federal National Mortgage Association:
4.0%, 8/8/2006	5,000,000	5,000,000
4.03%, 7/21/2006	6,500,000	6,500,000
4.72% *, 9/7/2006	25,000,000	24,993,431

Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost $96,976,124)		96,976,124
Agencies Backed by the Full Faith and Credit of the US Government 4.8%
Government Guaranteed Securities

Hainan Airlines:
Series 2000-1, 4.91% *, 12/15/2007	9,489,246	9,489,246
Series 2000-2, 4.91% *, 12/15/2007	5,839,536	5,839,536
Series 2000-3, 4.91% *, 12/15/2007	5,839,536	5,839,536

Total Agencies Backed by the Full Faith and Credit of the US Government (Cost $21,168,318)		21,168,318
Repurchase Agreements 76.9%
Banc of America Securities LLC, 4.79%, dated 4/7/2006, to be repurchased at $65,285,404 on 5/10/2006 (a)	65,000,000	65,000,000
Bear Stearns & Co., Inc., 4.79%, dated 4/28/2006, to be repurchased at $30,011,975 on 5/1/2006 (b)	30,000,000	30,000,000
BNP Paribas, 4.78%, dated 4/28/2006, to be repurchased at $10,003,983 on 5/1/2006 (c)	10,000,000	10,000,000
Credit Suisse First Boston LLC, 4.78%, dated 4/7/2006, to be repurchased at $40,175,267 on 5/10/2006 (d)	40,000,000	40,000,000
Greenwich Capital Markets, Inc., 4.79%, dated 4/11/2006, to be repurchased at $40,159,667 on 5/11/2006 (e)	40,000,000	40,000,000
Morgan Stanley & Co., Inc., 4.78%, dated 4/6/2006, to be repurchased at $70,306,717 on 5/9/2006 (f)	70,000,000	70,000,000
State Street Bank and Trust Co., 4.42%, dated 4/28/2006, to be repurchased at $912,336 on 5/1/2006 (g)	912,000	912,000
The Goldman Sachs & Co., 4.78%, dated 4/3/2006, to be repurchased at $80,393,022 on 5/10/2006 (h)	80,000,000	80,000,000

Total Repurchase Agreements (Cost $335,912,000)		335,912,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 454,056,442)	103.9	454,056,442
Other Assets and Liabilities, Net	(3.9)	(17,100,788)

Net Assets	100.0	436,955,654

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of April 30, 2006.

(a)	Collateralized by $67,595,847 Federal National Mortgage Association, with various coupon rates from 5.275- 5.5%, with various maturity dates from 10/1/2035-12/1/2035 with a value of $66,300,000.
(b)	Collateralized by:

Principal			Maturity	Collateral
Amount ($)	Security	Rate (%)	Date	Value ($)
20,056,000	Federal National Mortgage Association	5.5	5/25/2036	19,992,780
10,900,000	Government National Mortgage Association	4.586-5.396	2/16/2029-9/16/2029	10,609,174
Total Collateral Value				30,601,954

(c)	Collateralized by $10,273,000 Federal Home Loan Mortgage Corp., 5.125%, maturing on 4/18/2011 with a value of $10,200,921.
(d)	Collateralized by $41,399,337 Federal National Mortgage Association ,with various coupon rates from 4.494- 4.831%, with various maturity dates from 3/1/2035-7/1/2035 with a value of$ 40,802,243
(e)	Collateralized by $42,006,875 Federal Home Loan Mortgage Corp., with various coupon rates from 5.0-6.0%, with various maturity dates from 12/15/2031-4/15/2036 with a value of $40,804,026.
(f)	Collateralized by $71,326,035 Federal Home Loan Mortgage Corp., 6.0%, maturing on 3/1/2036 with a value of $71,400,000
(g)	Collateralized by $935,000 Federal Home Loan Mortgage Corp., 4.25%, maturing on 5/23/2008 with a value of $935,000.
(h)	Collateralized by $81,611,426 Federal National Mortgage Association, 6.0%, maturing on 2/1/2036 with a value of $81,600,001.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Government & Agency Money Fund, a series of DWS Money Funds

By:	/s/Michael Colon
Michael Colon

President

Date:	June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Government & Agency Money Fund, a series of DWS Money Funds

By:	/s/Michael Colon
Michael Colon

President

Date:	June 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 June 21, 2006